STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Dec. 31, 2020 - USD ($)	Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 06, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 06, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 647	24,353		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		6,468,750
Sale of 23,974,632 Units, net of underwriting discounts and offering costs	$ 2,397		225,980,256		225,982,653
Sale of 23,974,632 Units, net of underwriting discounts and offering costs (in shares)	23,974,632
Sale of 4,529,950 Private Placement Warrants			6,794,926		6,794,926
Forfeiture of Founder Shares		$ (48)	48
Forfeiture of Founder Shares (In shares)		(475,092)
Class A ordinary shares subject to possible redemption	$ (2,262)		(226,245,966)		(226,248,228)
Class A ordinary shares subject to possible redemption (in shares)	(22,620,218)
Net loss				(1,554,342)	(1,554,342)
Balance at the end at Dec. 31, 2020	$ 135	$ 599	$ 6,553,617	$ (1,554,342)	$ 5,000,009
Balance at the end (in shares) at Dec. 31, 2020	1,354,414	5,993,658